Convertible Senior Notes	12 Months Ended
Dec. 31, 2015
Convertible Senior Notes
Convertible Senior Notes

18. Convertible Senior Notes

        On March 17, 2014, the Company issued US$632,500 (approximate RMB4,097,209) in aggregate principal amount of 1.5% Convertible Senior Notes due 2019 (the "Notes"). The Notes can be converted into the Company's ADSs, each representing 1/5 Class A ordinary share of the Company, par value 0.001 per share (the "ordinary shares"), at the option of the holders, based on an initial conversion rate of 49.693 of the Company's ADSs (4.9693 ADSs before the ADS ratio change effective November 3, 2014) per 1,000 principal amount of Notes (US$20.124 per ADS, or $201.24 per ADSs before the ADS ratio change). Holders of the Notes will have the right to require the Company to repurchase for cash all or part of their Notes on March 15, 2017 or upon the occurrence of certain fundamental changes at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date. The Notes bear interest at a rate of 1.5% per year, payable semiannually in arrears on March 15 and September 15 of each year, beginning on September 15, 2014. The Notes will mature on March 15, 2019, unless previously repurchased or converted in accordance with their terms prior to such date.

        The net proceeds from the Notes offering were US$617,191 (approximate RMB3,998,040), after deducting discounts to the initial purchaser of US$14,231(approximate RMB92,186) and debt issuance costs of US$1,078 (approximate RMB6,983). Debt issuance costs and debt discounts are recorded as a direct deduction from the face amount of Convertible Senior Notes, and amortized as interest expenses, using the effective interest method, from issuance date to the first put date of the Notes (March 15, 2017).

        The Company recorded the Notes as a liability in their entirety, and the conversion feature or any other feature does not need to be bifurcated and accounted for separately. As of December 31, 2015, none of the Notes had been converted yet.